Net Loss Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares converted in to notes	1,739,130
Number of shares converted in to option		3,702,360
Warrants exercisable price per share (in Dollars per share)		$ 15
Warrants outstanding		925,590
Series A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of warrants related to legacy	869,565
Warrants exercisable price per share (in Dollars per share)	$ 12.5
Series C [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of warrants related to legacy	869,565
Warrants exercisable price per share (in Dollars per share)	$ 11.5
FTAC Emerald [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of warrants related to legacy		12,434,658
Warrants exercisable price per share (in Dollars per share)		$ 11.5